Drilling units (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of drilling units
The following table summarizes the movement for the six months ended June 30, 2023 (Successor):

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2023	1,761	(93)	1,668
Additions	21	—	21
Disposals	(1)	1	—
Depreciation	—	(31)	(31)
As at March 31, 2023	1,781	(123)	1,658
Additions	37	—	37
Aquadrill acquisition	1,255	—	1,255
Depreciation	—	(52)	(52)
Classified as held for sale (1)	(276)	56	(220)
As at June 30, 2023	2,797	(119)	2,678
(1) Comprised of the three tender assist units, T-15, T-16, and West Vencedor, acquired as part of the Aquadrill acquisition, and the three rigs leased to the Gulfdrill joint venture, West Tucana, West Castor and West Telesto. Refer to Note 27 – Assets held for sale for further details.
The following table summarizes the movement for the period from January 1, 2022 through February 22, 2022 (Predecessor) and from February 23, 2022 through June 30, 2022 (Successor):

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2022 (Predecessor)	2,241	(810)	1,431
Additions	20	—	20
Depreciation	—	(17)	(17)
Disposal of West Venture	(23)	23	—
Balance before reorganization and fresh start adjustments	2,238	(804)	1,434
Derecognition of West Linus (2)	(211)	36	(175)
Fresh Start accounting (3)	(452)	768	316
As at February 22, 2022 (Predecessor)	1,575	—	1,575
As at February 23, 2022 (Successor)	1,575	—	1,575
Additions	16	—	16
Depreciation	—	(12)	(12)
As at March 31, 2022 (Successor)	1,591	(12)	1,579
Additions	60	—	60
Disposal of Sevan Brasil and Sevan Driller	(24)	—	(24)
Depreciation	—	(28)	(28)
As at June 30, 2022 (Successor)	1,627	(40)	1,587